Segment Geographical Information and Major Customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Major Customer [Line Items]
Total revenues	$ 284,375	$ 258,140	$ 201,646
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	137,066	123,113	100,470
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	103,850	91,917	58,079
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	28,257	26,635	23,642
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	9,797	9,253	11,226
Others [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 5,405	$ 7,222	$ 8,229